General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 808	$ 829	$ 478
Technology costs	1,000	912	558
Consulting, legal and audit fees	1,136	1,170	650
Real estate and logistics costs	809	832	679
Market data services	607	573	400
Marketing and communication	338	356	209
Travel and entertainment	318	279	205
Litigation, regulatory and similar matters	608	1,514	816
Other	11,858	10,085	7,123
of which: shared service costs charged by UBS Group AG or its subsidiaries	10,368	8,862	6,203
Total general and administrative expenses	17,481	$ 16,548	$ 11,118
Reimbursement	(177)
Swisscard
General And Administrative Expenses [Line Items]
Other	$ 180